PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Fixed assets consist of the following as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Containers	$1,520,886	$1,397,311
Trucks and tractors	4,138,215	4,086,968
Trailers	1,197,357	1,197,357
Shop equipment	40,380	40,380
Leasehold improvements	$19,589	$19,589
	6,916,427	6,741,605
Less accumulated depreciation	(1,289,683)	(1,097,664)
Net book value	$5,626,744	$5,643,941

Depreciation expenses for the three and six months ended June 30, 2023 were $97,162 and $191,956. Depreciation expenses for the three and six months ended June 30, 2022 were $67,372 and $134,420, respectively.

On June 10, 2022, Titan entered into an asset purchase agreement with Century Waste Management (“Century”) for consideration of approximately $1,805,420. The entire purchase price agreement was allocated as fair value to the equipment acquired; no goodwill or intangible assets were determined to be transferred as part of the sale. In order to fund the asset purchase from Century, Titan entered into several private equipment financing agreements (Note 9 – Notes Payable).

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Containers	$1,397,311	$-
Trucks and tractors	4,086,968	2,213,265
Trailers	1,197,357	1,829,853
Shop equipment	40,380	40,380
Leasehold improvements	19,589	19,589
	6,741,605	4,103,087
Less: accumulated depreciation	(1,097,664)	(942,908)
Net book value	$5,643,941	$3,160,179

Depreciation expenses for the year ended December 31, 2022 and 2021 were $325,382 and $304,175, respectively.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

On June 10, 2022, the Company entered into an asset purchase agreement with Century Waste Management for consideration of approximately $1,805,000. The entire purchase price agreement was allocated as fair value to the fixed assets acquired; no goodwill or intangible assets were determined to be transferred as part of the sale. In order to fund the asset purchase from Century, the Company entered into several private equipment financing agreements.